Other Investment (Narrative) (Details) ₪ in Thousands, $ in Thousands	1 Months Ended		6 Months Ended
	May 26, 2020 ILS (₪)	May 26, 2020 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 ILS (₪)	Jun. 30, 2023 USD ($)	Apr. 03, 2023 USD ($)	May 26, 2020 USD ($)
Therapin Ltd | Separation Agreement
Other Investments [Line Items]
Committed to pay board of directors per month	₪ 40	$ 11
Aggregate total payment during period under investment	4,800						$ 1,400
Additional payment during period under investment	₪ 2,450						$ 700
Proceeds from revaluation			$ 45
Revaluation of investment			$ 787
Estimated fair value of other investment				₪ 1,600	$ 400
Wilk Technologies Ltd
Other Investments [Line Items]
initial investment amount in Wilk						$ 435,000
Discount offered to investors as part of investment						15.00%